Right-of-use assets (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of detailed information about right-of-use assets

A continuity of the Company’s right-of-use assets is as follows:

	2022	2021
	$	$

Balance, August 31,	11,115	557,022
Depreciation	(3,031)	(64,968)
Effect of foreign exchange	-	(1,472)
Balance, November 30,	8,084	490,582